Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement dated June 26, 2024
to the Prospectuses for the following policies:

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life

This supplement amends certain disclosure contained in the above-referenced prospectuses for certain variable life policies issued by Lincoln Benefit Life Company.

The Board of Trustees of Rydex Variable Trust has approved the closure and liquidation of the Guggenheim VT Long Short Equity Fund. Effective August 16, 2024, Guggenheim VT Long Short Equity Fund is no longer available as an investment alternative. Therefore, the corresponding Guggenheim VT Long Short Equity Fund Sub-Account that invests in this Portfolio will be closed and no longer offered as of August 16, 2024 (“Effective Date”).

As the Guggenheim VT Long Short Equity Fund will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the Guggenheim VT Long Short Equity Fund to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any Policy Value remaining in the Guggenheim VT Long Short Equity Fund Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio – Initial Class Sub-Account (“Fidelity® VIP Government Money Market Sub-Account”).

If you currently allocate Policy Value to the Guggenheim VT Long Short Equity Fund Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the Guggenheim VT Long Short Equity Fund Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.

If your Policy Value in the Guggenheim VT Long Short Equity Fund Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement dated June 26, 2024
to the Prospectuses for the following policies:

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life

This supplement amends certain disclosure contained in the above-referenced prospectuses for certain variable life policies issued by Lincoln Benefit Life Company.

The Board of Trustees of Rydex Variable Trust has approved the closure and liquidation of the Guggenheim VT Long Short Equity Fund. Effective August 16, 2024, Guggenheim VT Long Short Equity Fund is no longer available as an investment alternative. Therefore, the corresponding Guggenheim VT Long Short Equity Fund Sub-Account that invests in this Portfolio will be closed and no longer offered as of August 16, 2024 (“Effective Date”).

As the Guggenheim VT Long Short Equity Fund will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the Guggenheim VT Long Short Equity Fund to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any Policy Value remaining in the Guggenheim VT Long Short Equity Fund Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio – Initial Class Sub-Account (“Fidelity® VIP Government Money Market Sub-Account”).

If you currently allocate Policy Value to the Guggenheim VT Long Short Equity Fund Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the Guggenheim VT Long Short Equity Fund Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-844-768-6780.

If your Policy Value in the Guggenheim VT Long Short Equity Fund Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.